12. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(32500.00%)	(23.00%)
Change in valuation allowance	(24.00%)	1.00%	(9.00%)
Non-deductible stock-based compensation	(1.00%)	(149.00%)	3.00%
Non-deductible change in fair value of derivative Liability	107.00%	165.00%	32.00%
Non-deductible accretion expense	(4.00%)	4.00%	0.00%
Effect of foreign exchange	(61.00%)	2.00%	(1.00%)
Effect of change in income tax rate	0.00%	2.00%	(2.00%)
Total	0.00%	0.00%	0.00%